Loss Per Share Attributable to Ordinary Equity Holders of the Company - Schedule of Basic Loss Per Share (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Schedule of Basic Loss Per Share [Abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic loss per share calculation		¥ (1,242,769)	$ (177,714)	¥ (405,433)	¥ (925,637)
Weighted average number of ordinary shares outstanding during the year used in the basic loss per share calculation	[1]	356,130,452	356,130,452	302,062,104	282,299,269

[1]	The weighted average number of shares was after taking into account the effect of treasury shares held.